Parent Only Financial Statements - Schedule of Condensed Statement of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Condensed Statement of Cash Flows [Line Items]
Net cash (used in)/provided by operating activities	$ (8,087,785)	$ 113,809
Net cash used in investing activities
Net cash provided by financing activities		6,580,000
Net (decrease)/ increase in cash, cash equivalents and restricted cash	(8,087,785)	6,693,809
Cash, cash equivalents and restricted cash at beginning of the year	8,092,529	1,398,720
Cash, cash equivalents and restricted cash at end of the year	$ 4,744	$ 8,092,529